CHANGES IN OPERATING WORKING CAPITAL (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CHANGES IN OPERATING WORKING CAPITAL
Decrease/(increase) in accounts receivable	67	(15)	(286)
Decrease in inventories	27	3	25
Decrease/(increase) in other current assets	66	(27)	(76)
Increase in accounts payable and other	127	266	60
Increase/ (decrease) in accrued interest		8	(8)
Decrease/(Increase) in Operating Working Capital	287	235	(285)